PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
At December 31, 2025 and 2024, the Plan held units of collective investment trust funds, pooled separate accounts, fixed-income guaranteed fund and self-directed brokerage accounts managed by the Plan Custodian. The Plan also invests in the common stock of United Fire Group, Inc. via the United Fire Stock Fund. These transactions qualify as party-in-interest transactions (as defined by ERISA); however, they are exempt from the prohibited transaction rules under ERISA.
Participants have loans from their fund accounts outstanding in the amount of $189 as of December 31, 2025.